As filed with the Securities and Exchange Commission on February 19, 2014

Registration No. 333-166664

811-07798

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 8	☑

and
REGISTRATION STATEMENT UNDER	☑
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 114	☑

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue, New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Charles A. Whites, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President, Deputy General Counsel
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on May 1, 2013 pursuant to paragraph (b) of Rule 485.

☑	60 days after filing pursuant to paragraph (a)(i) of Rule 485.

☐	on pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 8 (the “Amendment”) to correct the maximum charge for the Life Extension Benefit Rider. We are asking that the Amendment become effective automatically 60 days after filing pursuant to Rule 485(a)(1), on April 21, 2014. Registrant will file a subsequent amendment pursuant to Rule 485(b) to include annual update changes to the registration statement and the prospectus contained therein.

The Amendment includes a supplement to the prospectus for New York Life Lifetime Wealth Variable Universal Life. The supplement to the prospectus contained in the Amendment for the New York Life Lifetime Wealth Variable Universal Life notes the corrected maximum charge for the Life Extension Benefit Rider. This Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. No other material changes were made to the supplement to the prospectus contained in the Amendment.

SUPPLEMENT DATED FEBRUARY 19, 2014

TO THE PROSPECTUS, DATED MAY 1, 2013, AS AMENDED

NEW YORK LIFE LIFETIME WEALTH VARIABLE UNIVERSAL LIFE

INVESTING IN

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I

This supplement amends the May 1, 2013 prospectus as amended, (the “Prospectus”), for the above referenced New York Life variable universal life insurance policy. You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to correct the Maximum charge for the Life Extension Benefit Rider for New York Life Lifetime Wealth Variable Universal Life.

Keeping this purpose in mind, please note the following:

The Maximum charge listed in the Table of Fees and Expenses—Periodic Charges Other than Funds’ Operating Expenses for the Life Extension Benefit Rider is hereby deleted and replaced with the following:

Life Extension Benefit Rider:             Maximum: 144% of the cost of insurance

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

PART C. OTHER INFORMATION

ITEM 26. EXHIBITS

Board of Directors Resolution

(a)	Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account—I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1. (3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Lifetime Wealth Variable Universal Life Insurance Policy (No. 310-91) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(2)	Pre-Approved Increase Rider (No. 310-660) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(3)	Monthly Deduction Waiver (MDW) Rider (No. 310-320) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(4)	Living Benefits Rider (No. 929-495) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(h) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(5)	Insurance Exchange Rider (IER) (No. 310-471) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(d)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account—I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(6)	Spouse’s Paid-Up Insurance Purchase Option (SPPO) Rider (No. 305-375) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(9) to the initial Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(7)	Guaranteed Minimum Death Benefit (GMDB) Rider (No. 308-296) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(11) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(8)	Term Insurance on Other Covered Insured (OCI) Rider (No. 308-340) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(9)	Accidental Death Benefit (ADB) Rider (No. 829-200) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 5(a) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(10)	Overloan Protection Rider (OLP) (No. 308-940) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(11)	Childern’s Insuance (CI) Rider (No. 793-345) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(18) to the initial Registration Statement on Form N-6, for NYLIAC Variable Universal Life Separate Account — I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(12)	Lifetime Extension Benefit Rider (No. 310-350) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 10/28/10 and incorporated herein by reference.

(d)(13)	Guaranteed Minimum Accumulation Benefit (GMAB) Rider (No. 312-670) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 3/1/12 and incorportaed herein by reference.

(d)(14)	Waiver of Specified Premium (WSP) Rider (No. 312-321) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(15) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 3/1/12 and incorportaed herein by reference.

(d)(15)	Form of Policy for Flexible Premium Variable Universal Life Insurance (No. 310-91) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(16) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 4/26/12 and incorporated herein by reference.

(e)	Applications.

(e)(1)	Form of application for a Policy (No. 204-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(1) to the initial registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-156513), filed 12/30/08 and incorporated herein by reference.

(e)(2)	Form of application for a Policy (No. 209-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(2) to the initial Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(e)(3)	Form of Application for a Policy (No. 211-500) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (e)(4) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-156513), filed 4/17/12 and incorporated harein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(1)(a)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(f)(2)(b)	Amended and Restated By-Laws of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts.

Not applicable.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement between Janus Aspen Series and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(3)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(4)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC as amended, dated November 23, 2009 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(h)(5)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(8)	Form of Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(9)	Form of Fund Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC — Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit 1.(9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Form of Fund Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(12)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(13)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(14)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(17)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(19)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account -- I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(20)	Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(21)	Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(h)(22)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(h)(23)	Fund Participation Agreement by and between The Merger Fund VL, Westchester Capital Management, LLC and New York Life Insurance and Annuity Corporation, dated as of 2/14/11 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(23) to Post-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 4/20/11 and incorporated herein by reference.

(h)(24)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (file No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(h)(25)	Participation Agreement, by and among NYLIAC, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC, dated as of 3/20/12 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 4/26/12 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (i) (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Services Agreement between New York Life Investment Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(7)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/16/98 between Van Eck Worldwide Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post- Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account- I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(i)(8)	Services Agreement between American Century Investment Services, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(10)	Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(11)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(12)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(13)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(l4)	Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed on 4/14/08 and incorporated herein by reference.

(i)(15)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (i) (13) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(16)	Services Agreement between Pacific Investment Management Company LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(17)	Form of Service Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(18)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i) (25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 12/13/07 and incorporated herein by reference.

(i)(19)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8) (t) to Post-Effective Amendment No. 18 to the Registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(20)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(i)(21)	Form of Distribution and Service Agreement, Class A Shares between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. — Previously filed in accordance with Regulation S-T 17 CFR 232.102 (e) as Exhibit (8) (p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(i)(22)	Administrative Services Agreement by and among The Merger Fund VL, Westchester Capital Management, LLC and New York Life Insurance and Annuity Corporation, dated as of 2/14/11 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-166664), filed 4/20/11 and incorporated herein by reference.

(i)(23)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(i)(24)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(2)	Powers of Attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(3)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(4)	Powers of Attorney for John T. Fleurant, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(5)	Powers of Attorney for Robert M. Gardner, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(6)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(7)	Powers of Attorney for Drew E. Lawton, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(8)	Powers of Attorney for Theodore A. Mathas, Chairmen and President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(9)	Powers of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(10)	Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(11)	Powers of Attorney for Michael E. Sproule, Director, Executive Vice President and Chief Financial Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(12)	Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(j)(13)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/17/2013 and incorporated herein by reference.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. — Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of Andrew Colton, Actuary — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (l) to Post-Effective Amendment No. 7 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 4/18/2013 and incorporated herein by reference.

(m)	Calculation.

Sample Calculation of Illustrations — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m) to Post-Effective Amendment No. 7 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 4/18/2013 and incorporated herein by reference.

(n)	Other Opinions.

(n)(1)	Consent of PricewaterhouseCoopers LLP

Not applicable.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

Memorandum Describing NYLIAC’s Issuance, Transfer and Redemption Procedures for Policy Pursuant to Rule 6e-3(T)(b)(12)(iii) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q) to Post-Effective Amendment No. 7 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-166664), filed 4/18/2013 and incorporated herein by reference.

ITEM 27.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman & President
Blunt, Christopher O.	Executive Vice President & President Insurance Group
Boccio, Frank M.	Executive Vice President
Fleurant, John T.	Executive Vice President & Chief Financial Officer
Kim, John Y.	Executive Vice President & President Investments Group
Pfaff, Mark W.	Executive Vice President
Ashe, Christopher	Senior Vice President
Banaszek, Annamaria	Senior Vice President
Bennett, Joseph M.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President & Chief Technology Officer
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
DiRago, John C.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Ericksen, Susan B.	Senior Vice President & Chief Information Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Grove, Matthew M.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Hendry, Thomas A.	Senior Vice President & Treasurer
Lash, Steven D.	Senior Vice President
Lawton, Drew E.	Senior Vice President
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Oleske, Michael M.	Senior Vice President & Chief Tax Counsel
Paternoster, Susan L.	Senior Vice President
Pell, Gideon A.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Seter, Arthur H.	Senior Vice President & Chief Investment Officer
Shively, George S.	Senior Vice President
Steinberg, Joel M.	Senior Vice President, Chief Risk Officer & Chief Actuary
Talgo, Mark W.	Senior Vice President
Warren, Julia A.	Senior Vice President
Abramo, Stephen	Vice President
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President & Chief Information Security Officer
Bain, Karen A.	Vice President - Tax
Bartlett, Judy R.	Vice President & Associate Legal Officer
Barton, Jacqueline M.	Vice President
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President & Actuary
Carbone, Jeanne M.	Vice President
Carey, Christopher H.	Vice President
Chen, Roger	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donnelly, Kathleen A.	Vice President
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Gardner, Robert M.	Vice President
Goldstein, Ross M.	Vice President
Grecco, Nicholas	Vice President
Greene, Paul G.	Vice President
Hamrick, Jane L.	Vice President & Actuary
Hoffman, Eric S.	Vice President
Huang, Dylan W.	Vice President & Actuary
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Associate Legal Officer
Kimble, Michael	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Lackey, Michael P.	Vice President
Lamp, Karen J.	Vice President & Associate Legal Officer
Leber, Richard B.	Vice President, Associate Legal Officer & Assistant Secretary
Lenz, Scott L.	Vice President & Associate Tax Counsel
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McDermott, Gail A.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President & Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Nachman, Charles E.	Vice President
Navarro, Kathleen	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Perry, Valerie L.	Vice President - Underwriting
Petty, Mike	Vice President
Quartararo, Paul	Vice President & Chief Medical Officer
Reimer, Linda M.	Vice President & Associate Legal Officer
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Schwartz, Richard C.	Vice President & Actuary
Scialabba, Angelo J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Suryapranata, Monica	Vice President & Actuary
Tate, William P.	Vice President
Troeller, Thomas J.	Vice President & Actuary
Vaccaro, John	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Wion, Matthew D.	Vice President & Actuary
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Tillotson, Sandra G.	Associate Legal Officer
Bidwell, Anna Louise	Associate Legal Officer & Secretary

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
ICAP Funds Inc.	Maryland
The MainStay Funds(1)	Massachusetts
MainStay VP Funds Trust(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.
(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency	Delaware
Incorporated

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	Delaware
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund[1]	New York
NYLIFE Insurance Company of Arizona	Arizona
29 Park Investments No. 1 Limited	Cayman Islands
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
New York Life Enterprises LLC	Delaware
SEAF Sichuan SME Investment Fund LLC	Delaware	39.98%
New York Life Insurance Taiwan Corporation	Taiwan
New York Life International Holdings Limited	Mauritius	12%[2]
New York Life International India Fund (Mauritius) LLC	Mauritius	92.97%
NYL Cayman Holdings Ltd.	Cayman Islands
NYL Worldwide Capital Investments LLC	Delaware
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
NYLI-VB Asset Management Co. (Mauritius) LLC	Mauritius	90%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%[3]
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribucion SMNYL, S.A. de C.V.	Mexico	99%
New York Life Investment Management Holdings LLC	Delaware
Institutional Capital LLC	Delaware
MacKay Shields LLC	Delaware
MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus / Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Municipal Short Term Opportunities Fund LP	Delaware
Plainview Funds plc	Ireland	50%
(MacKay Shields Employee: 50%)
Plainview Funds plc – Emerging Markets Credit Portfolio	Ireland	NYLIC 44.58%; NYLIAC 44.58%
Plainview Funds plc – Flexible Bond Portfolio	Ireland	NYLIC: 36.991; NYLIAC: 63.009%
Plainview Funds plc – Unconstrained Bond Portfolio	Ireland	NYLIC: 100%
MacKay Shields Statutory Trust – High Yield Bond Series	Connecticut[9]
MacKay Shields High Yield Active Core Fund GP LLC	Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd	Cayman Islands
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	Bermuda	18.64%[4]
MacKay Shields Core Plus Opportunities Fund Ltd.	Cayman Islands
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master) LP	Delaware
MacKay Shields Long/Short Fund (QP) LP	Delaware
MacKay Shields Long/Short Fund (Offshore) LP	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
MacKay Shields Income Opportunities Fund GP, LLC	Delaware
MacKay Shields Income Opportunities Delaware Fund, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund I, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund II, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund III, L.P.	Delaware
MacKay Shields Income Opportunities SPV 2, LLC	Delaware
MacKay Shields (International) Ltd.	UK	“MSIL”
MacKay Shields (Services) Ltd.	UK	“MSSL”
MacKay Shields UK LLP	UK	MSIL: 99%; MSSL: 1%
MacKay Shields Global Derivatives LLC	Delaware
Madison Capital Funding LLC	Delaware
Faraday Holdings, LLC	Delaware	17.75%
Interior Specialists, Inc.	California
Heritage Interiors ISI, LLC	Arizona
SuperFloors ISI, LLC	Washington
Home Acres Holdings LLC	Delaware	50%
Home Acres Building Supply Co. LLC (“HASBC”)	Michigan
Kobrin Builder’s Supply Holdings, LLC (“KBSH”)	Michigan	54.95%
Kobrin Builders Supply, LLC	Florida	KBSH: 99.9%; HABSC: 1%
V-Line Logistics, LLC	Indiana
IDG Holdco, LLC	Delaware	45.24%
Identity Group Holdings Corp.	Delaware
Identity Group Holdings LLC	Delaware
Business Stationery LLC	Ohio
IDG, LLC	Delaware
SigLet, Inc.	Delaware
Redi-Tag Corporation	California
Graphics Systems, Inc.	Kansas
Scott Sign Systems, Inc.	Florida
AdMart Attractions, Inc.	New York
MCF Co-Investment GP, LLC	Delaware
MCF Co-Investment GP, LP	Delaware
Madison Capital Funding Co-Investment Fund, LP	Delaware
Madison Avenue Loan Fund GP LLC	Delaware
Madison Avenue Loan Fund LP	Delaware
MCF Fund I LLC	Delaware
PSA-MHF Acquisition, LLC	Delaware	28.3%[11]
Warwick McAlester Holdings, LLC	Delaware
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc)	Delaware
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	Delaware
WDC Liquidation Trust (Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	Delaware
OFS Capital WM, LLC	Delaware[9]
MCF CLO I LLC	Delaware	2.53%[9]
Kirkwood Fund II LLC	Delaware	2.38%[9]
MCF CLO II LLC	Delaware[9]
LMF WF Portfolio I, LLC	Delaware[9]
Young America Holdings, LLC (“YAH”)	Delaware	36.35%[9]
YAC.ECOM Incorporated	Minnesota
Young America, LLC (“YALLC”)	Minnesota
Global Fulfillment Services, Inc.	Arizona
SourceOne Worldwide, Inc.	Minnesota
YA Canada Corporation	Nova Scotia, Canada
Cornerstone Capital Management Holdings LLC	Delaware
Cornerstone Capital Management, LLC	Delaware	51%
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	Cayman Is.
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	Delaware
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	Delaware
GoldPoint Partners LLC	Delaware
New York Life Capital Partners, L.L.C.	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, L.L.C.	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, L.P.	Delaware
New York Life Capital Partners III, L.P.	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, L.P.	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, L.P.	Delaware
New York Life Capital Partners IV, L.P.	Delaware
New York Life Capital Partners IV-A, L.P.	Delaware
GoldPoint Partners Co-Investment V GenPar GP LLC	Delaware
GoldPoint Partners Co-Investment V GenPar, L.P.	Delaware
GoldPoint Partners Co-Investment V, L.P.	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker A, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	Delaware
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	Delaware
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP Canada II GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund II, L.P.	Canada
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar GP, LLC	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.à.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	Luxembourg
Voice Holdco Ltd.	Nova Scotia, Canada	27%[9]
Voice Holdings Ltd.	Nova Scotia, Canada
Voice Construction Ltd.	Alberta, Canada
Voice Construction Opco ULC	Alberta, Canada
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Offshore Partners III-S GP, Limited	Scotland
NYLCAP Mezzanine Partners III GenPar, LP	Delaware
NYLCAP Mezzanine Partners III-K Fund, LP	Delaware
NYLCAP Mezzanine Offshore Partners III-S, LP	Scotland
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.à.r.l.	Luxembourg
NYLCAP Mezzanine Partners III Parallel Fund, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	Delaware
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	Luxembourg
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	Delaware
NYLCAP Mezzanine Offshore Partners III, L.P.	Cayman Islands
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.	Cayman Islands
NYLCAP India Funding LLC	Delaware
NYLIM-JB Asset Management Co., LLC	Mauritius	24.66%[5]
New York Life Investment Management India Fund II, LLC	Mauritius
New York Life Investment Management India Fund (FVCI) II, LLC	Mauritius
NYLCAP India Funding III LLC	Delaware
NYLIM-Jacob Ballas Asset Management Co. III, LLC	Mauritius	24.66%[6]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	Mauritius
Jacob Ballas Capital India PVT. Ltd.	Mauritius	23.30%
NYLIM Service Company LLC	Delaware
NYL Workforce GP LLC	Delaware
New York Life Investment Management LLC	Delaware
New York Life Investment Management (U.K.) Limited	United Kingdom
NYLIM Large Cap Enhanced Index Fund p.l.c.	Ireland
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware
DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis II Construction, LLC	Delaware
Streets Las Vegas, LLC	Arizona	90%
NYLIM RE Mezzanine Fund II Investment Corporation	Delaware
NYLIM-GCR Fund I, LLC	Delaware	50%
WFHG GP, LLC	Delaware	50%
Workforce Housing Fund I-2007 LP	Delaware
New York Life Investments International Limited	Ireland
NYLIFE Distributors LLC	Delaware
NYLIM Holdings NCVAD GP, LLC	Delaware
McMorgan Northern California Value Add/Development Fund I, L.P.	Delaware	50%
MNCVAD-IND Greenwood CA LLC	Delaware
Private Advisors L.L.C.	Delaware	60%
Alternative Fund LV, LLC	Delaware
Alternative Fund LV II, LLC	Delaware
Private Advisors Alternative Asset Fund LLC	Delaware
PACIF GP, LLC	Delaware
Private Advisors Coinvestment Fund, LP	Delaware
PACIF II GP, LLC	Delaware
Private Advisors Coinvestment Fund II LP	Delaware
PACIF III GP, LLC	Delaware
Private Advisors Coinvestment Fund III, LP	Delaware
Private Advisors Distressed Opportunities Fund, L.P.	Delaware
PA Hedged Equity Fund, L.P.	Delaware
Private Advisors Hedged Equity Fund (QP), L.P.	Delaware
Private Advisors Hedged Equity Master Fund	Delaware[7]
PAPEF GP, LLC	Delaware
Private Advisors Private Equity Fund, L.P.	Delaware
Private Advisors Income Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund, L.P.	Delaware
Small Company Buyout Blocker Corp.	Delaware
Small Company Buyout ECI, LP	Delaware
Small Company Buyout Holding, LP	Delaware
Private Advisors Alternative Small Company Buyout Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund II, L.P.	Delaware
PASCBF III GP, LLC	Delaware
Private Advisors Small Company Buyout Fund III, LP	Delaware
PASCBF IV GP, LLC	Delaware
Private Advisors Small Company Buyout Fund IV, LP	Delaware
PASCBF V GP, LLC	Delaware
Private Advisors Small Company Buyout Fund V, LP	Delaware
Private Advisors Stable Value Fund, Ltd.	Cayman Islands
Montpelier Carry Parent, LLC	Delaware	PALLC: 50%; MCFCMLLC: 50%
Montpelier Carry, LLC	Delaware
Montpelier GP, LLC	Delaware	PALLC: 50%; MCFCMLLC: 50%
Montpelier Fund, L.P.	Delaware
The Hedged Strategies Fund (QP), LP	Delaware
The Hedged Strategies Fund, L.P.	Delaware
The Hedged Strategies Master Fund	Delaware[8]
Cuyahoga Capital Partners I Management Group, LLC	Delaware
Cuyahoga Capital Partners I, L.P.	Delaware
Cuyahoga Capital Partners II Management Group LLC	Delaware
Cuyahoga Capital Partners II LP	Delaware
Cuyahoga Capital Partners III Management Group LLC	Delaware
Cuyahoga Capital Partners III LP	Delaware
Cuyahoga Capital Partners IV Management Group LLC	Delaware
Cuyahoga Capital Partners IV LP	Delaware
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	Delaware
Cuyahoga Capital Emerging Buyout Partners LP	Delaware
Private Advisors Hedged Equity Fund, Ltd.	Cayman Islands	0%
Private Advisors Hedged Equity Fund (QP), Ltd.	Cayman Islands	0%
Private Advisors Hedged Equity Master Fund, Ltd.	Cayman Islands	owned by two funds above
PA Stable Value Fund, Ltd.	Cayman Islands	0%
Private Advisors Stable Value ERISA Fund, Ltd.	Cayman Islands	0%
Private Advisors Stable Value Master Fund, Ltd.	Cayman Islands	owned by two funds above
The Hedged Strategies Fund (QP), Ltd.	Cayman Islands	0%
Madison Core Property Fund LLC	Delaware	NYLIM is Non Member Manager [9]
MIREF 1500 Quail, LLC	Delaware
MIREF Mission Heritage, LLC	Delaware
MIREF Linpro Center, LLC	Delaware
MIREF Mill Creek, LLC	Delaware
MIREF Gateway, LLC	Delaware
MIREF Delta Court, LLC	Delaware
MIREF Seaside, LLC	Delaware
MIREF Zanker Road, LLC	Delaware
MIREF Fremont Distribution Center, LLC	Delaware
1101 Taylor Road LLC	Delaware
MIREF Century, LLC	Delaware
MIREF York Road, LLC	Delaware
York Road EW, LLC	Delaware	64.8%
York Road Retail West, LLC	Delaware	64.8%
2001 EW LLC	Delaware
2122 EW LLC	Delaware
MIREF Saddle River LLC	Delaware
Via Verde San Dimas, LLC	Delaware
MIREF DC Corp.	Delaware
MIREF L Street, LLC	Delaware
1901 L Street Corp.	Delaware
1901 L Street LLC	District of Columbia
MIREF Broadstone Uptown Lofts, LLC	Delaware
Texas Broadstone Uptown Lofts, L.P.	Texas
MIREF Newpoint Commons, LLC	Delaware
MIREF Carol Point, LLC	Delaware
MIREF Broadstone Westway Park, LLC	Delaware
Texas Broadstone Westway Park, L.P.	Texas
MIREF Northsight, LLC	Delaware
MIREF Riverside, LLC	Delaware
MIREF Corporate Woods, LLC	Delaware
MIREF Bedminster, LLC	Delaware
MIREF Barton’s Creek, LLC	Delaware
Barton’s Lodge Apartments, LLC	Delaware
MIREF Marketpointe, LLC	Delaware
MIREF 101 East Crossroads, LLC	Delaware
101 East Crossroads, LLC	Delaware
MIREF Waterview, LLC	Delaware
MIREF Chain Bridge, LLC	Delaware
1991 Chain Bridge Road, LLC	Delaware
MIREF Aptakisic, LLC	Delaware
Aptakisic Creek Corporate Park, LLC	Delaware
MIREF 250 Montgomery, LLC	Delaware
MIREF Hawthorne, LLC	Delaware
MIREF Auburn 277, LLC	Delaware
MIREF Sumner North, LLC	Delaware
MIREF Wellington, LLC	Delaware
MIREF Warner Center, LLC	Delaware
MADISON-IND Valley Business Park CA LLC	Delaware
MADISON-MF Duluth GA LLC	Delaware
MADISON-IND Assateague MD LLC	Delaware
MADISON-SP Assateague LLC	Delaware	90%
NYLIM Flatiron CLO 2003-1 Ltd.	Cayman Islands[9]
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2004-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2005-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2006-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2007-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2011-1 Ltd.	Cayman Islands
Flatiron CLO 2012-1 Ltd.	Cayman Islands
Flatiron CLO 2013-1-Ltd.	Cayman Islands
Flatiron CLO 2013-2-Ltd.	Cayman Islands
Stratford CDO 2001-1 Ltd.	Cayman Islands
Silverado CLO 2006-II Limited	Cayman Islands
Silverado 2006-II Equity Holdings LLC, Series A	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware
SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Attleboro MA, LLC	Delaware
NYMH-Farmingdale, NY LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLife Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Green Oaks IL LLC	Delaware
REEP-IND Forest Park NJ LLC	Delaware
FP Building 4 LLC	Delaware
FP Building 1-2-3 LLC	Delaware
FP Mantua Grove LLC	Delaware
FP Building 20 LLC	Delaware	Cancelled
REEP-IND NJ LLC	Delaware
NJIND JV LLC	Delaware	93%
NJIND Hook Road LLC	Delaware
NJIND Old Post Road LLC	Delaware
NJIND Brunswick Avenue LLC	Delaware
NJIND Raritan Center LLC	Delaware
NJIND Talmadge Road LLC	Delaware
NJIND Bay Avenue LLC	Delaware
NJIND Melrich Road LLC	Delaware
NJIND Carter Drive LLC	Delaware
NJIND Corbin Street LLC	Delaware
REEP-IND Kent LLC	Delaware
REEP-MF Cumberland TN LLC	Delaware
Cumberland Apartments, LLC	Tennessee
REEP-MF Enclave TX LLC	Delaware
Enclave CAF LLC	Delaware	50%
REEP-MF Issaquah WA LLC	Delaware
REEP-MF Mira Loma II TX LLC	Delaware
Mira Loma II, LLC	Delaware	50%
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
Summitt Ridge Apartments, LLC	Delaware	50%
REEP-MF Wallingford WA LLC	Delaware
REEP-MF Woodridge IL LLC	Delaware
REEP-OF Centerpointe VA LLC	Delaware
REEP-OFC 575 Lex NY LLC	Delaware
REEP-OFC 575 Lex NY GP LLC	Delaware
Maple REEP-OFC 575 Lex Holdings LP	Delaware	50%
REEP OFC Westory DC LLC	Delaware
REEP-RTL SASI GA LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%
North Andrews Avenue LLC	Delaware	NYLIC 66.90%; NYLIAC 33.10%
New York Life Funding	Cayman Islands[10]
New York Life Global Funding	Delaware[10]
Government Energy Savings Trust 2003-A (GEST)	New York[11]
UFI-NOR Federal Receivables Trust, Series 2009B	New York[11]
NYLARC Holding Company Inc.	Arizona[10]
New York Life Agents Reinsurance Company	Arizona[10]

[1]	Control is by virtue of NYLIC and subsidiaries being general partners.
[2]	NYL Cayman Holdings Ltd. owns 88%.
[3]	NYL Worldwide Capital Investment LLC owns 0.002%.
[4]	NYLIC owns 18.64% and NYLIAC owns 0.00% for a total ownership of 18.64%.
[5]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
[6]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
[7]	Private Advisors Hedged Equity Fund (QP), L.P. owns 51.10% and PA Hedged Equity Fund, L.P. owns 48.90% of the Master Fund.
[8]	The Hedged Strategies Fund, LP owns 71.97% and The Hedged Strategies Fund (QP), L.P. owns 28.03% of the Master Fund.
[9]	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests.
[10]	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
[11]	Control is through financial interest, not ownership of voting interests.

C-9

ITEM 29.	INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (f)(2)(b) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.	PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter: NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds

MainStay VP Funds Trust (formerly, MainStay VP Series Fund)

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Unerwriter
Drew E. Lawton	Chairman and Chief Executive Officer
Stephen P. Fisher	President and Chief Operating Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
David J. Castellani	Senior Managing Director, Retirement Plan Services
Barbara J. McInerney	Senior Managing Director, Compliance
Christopher T. Ashe	Senior Vice President and Chief Financial Officer
Daniel A. Andriola	Managing Director and Controller
Karen Bain	Managing Director, Tax
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
Todd Childress	Managing Director, Private Advisors Institutional Sales
Mark Gomez	Managing Director and General Counsel
Joseph J. Henehan	Managing Director, Retirement Plan Services
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Mark S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, Life Distribution, Retirement Income Security
Amanda Parness	Managing Director, GoldPoint Partners Institutional Sales
Stephen Sexeny	Managing Director, Cornerstone Capital Management Institutional Sales
Robin Wagner	Managing Director and Chief Compliance Officer
Brian Wickwire	Managing Director and Controller
Mary Ann Aull	Director - Financial Operations and Treasurer
Christine M. Dempsey	Director
David S. Hescheles	Director, Independent Channel, Retirement Income Security
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
Karen Bain	Vice President, Tax
Marta Hansen	Vice President
Rafaela Herrera	Vice President, Compliance
George Shively	Secretary
Michael Hession	Assistant Secretary
Anna Louise Bidwell	Assistant Secretary
Mary Euler	Assistant Secretary

10

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
NYLIFE Distributors LLC	-0-	-0-	-0-	-0-

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life — Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.	MANAGEMENT SERVICES.

Not applicable.

ITEM 33.	FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the New York Life Lifetime Wealth Variable Universal Life Insurance Policy are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

11

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 19th day of February, 2014.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Eric J. Lynn
Eric J. Lynn
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Eric J. Lynn
Eric J. Lynn
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
John T. Fleurant*	Director
Robert M. Gardner*	Director
Steven D. Lash*	Director
Drew E. Lawton*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Angelo J. Scialabba*	Vice President and Controller (Principal Accounting Officer)
Arthur H. Seter*	Director
Michael E. Sproule*	Director and Chief Financial Officer
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Eric J. Lynn
Eric J. Lynn
Attorney-in-Fact February 19, 2014

* Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit Number	Description

(k)	Opinion and Consent of Thomas F. English, Esq.